Financial Instruments - Summary of Financial Assets Measured at Level 3 Fair Value (Detail) $ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2023 TWD ($)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 TWD ($)	Dec. 31, 2021 TWD ($)
Disclosure of fair value measurement of assets [line items]
Beginning Balance	$ 707,589,842
Net increase (decrease) in trade receivables	15,868,810	$ 518,250	$ 754,156	$ (27,957,812)
Ending Balance	666,915,692	21,780,394	707,589,842
Available-for-sale [member] | Level 3 of fair value hierarchy [member]
Disclosure of fair value measurement of assets [line items]
Beginning Balance	9,565,566	312,396	10,311,050	4,265,531
Recognized in profit or loss	(83,352)	(2,722)	100,739	131,276
Recognized in other comprehensive income (included in unrealized (losses) gains on financial assets at FVTOCI)	199,107	6,503	(383,608)	193,448
Recognized in other comprehensive income (effects of foreign currency exchange)	6,658	217	200,973	(84,122)
Net increase (decrease) in trade receivables	6,012,850	196,370	3,655,963	18,210,321
Trade receivables factoring (purchases)	(5,778,078)	(188,703)	(4,345,711)	(12,744,272)
Purchases	883,774	28,863	372,341	491,292
Disposals	(870,346)	(28,424)	(346,181)	(122,666)
Reclassify				(29,758)
Ending Balance	9,906,607	323,534	9,565,566	10,311,050
Available-for-sale [member] | Level 3 of fair value hierarchy [member] | Disposal of subsidiaries [member]
Disclosure of fair value measurement of assets [line items]
Disposals	(29,572)	(966)
Available-for-sale [member] | Level 3 of fair value hierarchy [member] | FVTPL equity instrument [member]
Disclosure of fair value measurement of assets [line items]
Beginning Balance	2,666,264	87,076	2,300,899	1,897,984
Recognized in profit or loss	(83,239)	(2,719)	100,134	131,276
Recognized in other comprehensive income (effects of foreign currency exchange)	5,053	165	195,415	(79,614)
Purchases	637,767	20,829	338,016	459,046
Disposals	(681,870)	(22,269)	(268,200)	(107,793)
Ending Balance	2,543,975	83,082	2,666,264	2,300,899
Available-for-sale [member] | Level 3 of fair value hierarchy [member] | FVTPL debt instrument [member]
Disclosure of fair value measurement of assets [line items]
Recognized in profit or loss			605
Net increase (decrease) in trade receivables	5,778,078	188,703	4,330,075	3,269,782
Trade receivables factoring (purchases)	(5,778,078)	(188,703)	(4,330,075)	(3,269,782)
Purchases			14,325
Disposals			(14,930)
Available-for-sale [member] | Level 3 of fair value hierarchy [member] | FVTPL hybrid instruments [member]
Disclosure of fair value measurement of assets [line items]
Recognized in profit or loss	(113)	(3)
Purchases	61,523	2,009
Ending Balance	61,410	2,006
Available-for-sale [member] | Level 3 of fair value hierarchy [member] | FVOCI equity instruments [member]
Disclosure of fair value measurement of assets [line items]
Beginning Balance	436,876	14,268	841,231	728,398
Recognized in other comprehensive income (included in unrealized (losses) gains on financial assets at FVTOCI)	215,914	7,051	(366,862)	129,726
Recognized in other comprehensive income (effects of foreign currency exchange)	1,605	52	5,558	(4,508)
Purchases	184,484	6,025	20,000	32,246
Disposals	(188,476)	(6,155)	(63,051)	(14,873)
Reclassify				(29,758)
Ending Balance	620,831	20,275	436,876	841,231
Available-for-sale [member] | Level 3 of fair value hierarchy [member] | FVOCI equity instruments [member] | Disposal of subsidiaries [member]
Disclosure of fair value measurement of assets [line items]
Disposals	(29,572)	(966)
Available-for-sale [member] | Level 3 of fair value hierarchy [member] | FVOCI debt instruments [member]
Disclosure of fair value measurement of assets [line items]
Beginning Balance	6,462,426	211,052	7,168,920	1,639,149
Recognized in other comprehensive income (included in unrealized (losses) gains on financial assets at FVTOCI)	(16,807)	(548)	(16,746)	63,722
Net increase (decrease) in trade receivables	234,772	7,667	(674,112)	14,940,539
Trade receivables factoring (purchases)			(15,636)	(9,474,490)
Ending Balance	$ 6,680,391	$ 218,171	$ 6,462,426	$ 7,168,920